Convertible Notes and Warrants - 2011 Convertible Bridge Notes - Additional Information (Detail) (USD $)	0 Months Ended	9 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended
	Jun. 28, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Feb. 28, 2011	Dec. 31, 2011	Feb. 10, 2014	Jun. 30, 2013
Temporary Equity [Line Items]
Proceeds from issuance of notes payable					$ 5,960,000
Conversion price of notes		$ 10.00
Warrant liability		1,128		2,140,532	981,747
Expected term (in years)		10 years
Underlying preferred share price		$ 4.74
Fair value assumptions, exercise Price		$ 4.72
Dividend yield		0.00%
Volatility rate		110.00%
Debt, principal amount converted	20,231,000		20,231,000	20,231,000
Exercise price of warrants								$ 10.00
Accrued interest [Member]
Temporary Equity [Line Items]
Accrued interest on convertible debt converted	2,581,000		2,581,000	2,581,000
Warrants [Member]
Temporary Equity [Line Items]
Expected term (in years)		5 years
Underlying preferred share price		$ 8.91
Fair value assumptions, exercise Price		$ 12.50
Dividend yield		0.00%
Volatility rate		90.00%
Series A Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible note converted into preferred shares	42,245,834		42,245,834	42,245,834
2011 Convertible Bridge Notes [Member]
Temporary Equity [Line Items]
Proceeds from issuance of notes payable						5,000,000
Conversion price of notes				$ 0.54					$ 0.54
Debt instrument initial principal amount					12,336,000
Additional principal payment					0
Debt, principal amount converted	12,336,000
Fair value of warrants reclassified into additional paid-in capital									236,799
Exercise price of warrants									$ 0.54
2011 Convertible Bridge Notes [Member] | Accrued interest [Member]
Temporary Equity [Line Items]
Accrued interest on convertible debt converted	1,832,000
2011 Convertible Bridge Notes [Member] | Warrants [Member]
Temporary Equity [Line Items]
Warrant liability					1,400,000
Expected term (in years)					5 years
Fair value assumptions, exercise Price					$ 0.54
Dividend yield					0.00%
Accretion of discount recognized as interest expense					302,000
2011 Convertible Bridge Notes [Member] | Warrants [Member] | Minimum [Member]
Temporary Equity [Line Items]
Underlying preferred share price					$ 0.25
Average risk free interest rate					0.70%
Volatility rate					100.00%
2011 Convertible Bridge Notes [Member] | Warrants [Member] | Maximum [Member]
Temporary Equity [Line Items]
Underlying preferred share price					$ 0.54
Average risk free interest rate					2.26%
Volatility rate					105.00%
2011 Convertible Bridge Notes [Member] | Series A Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Proceeds sale of shares that triggers conversion of debt				20,000,000
Notice period for early termination of warrant				20 days
Convertible note converted into preferred shares	26,237,611
2011 Convertible Bridge Notes [Member] | Period One
Temporary Equity [Line Items]
Proceeds from issuance of notes payable							6,000,000
2011 Convertible Bridge Notes [Member] | Period Two
Temporary Equity [Line Items]
Proceeds from issuance of notes payable							$ 15,000,000
2012 Revolver Notes [Member]
Temporary Equity [Line Items]
Interest rate				8.00%